Borrowings - Details of Borrowings with Original Maturity over One Year (Parenthetical) (Detail)	Dec. 31, 2019	Dec. 31, 2018
Floating interest rates 90%, 100% of benchmark interest rate (stipulated by PBOC) as at December 31, 2019, with maturities through 2033 [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of benchmark interest rate	90.00%	90.00%
Floating interest rates 90%, 100% of benchmark interest rate (stipulated by PBOC) as at December 31, 2019, with maturities through 2033 [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of benchmark interest rate	100.00%	100.00%
Fixed interest rate at 1.20% per annum as at December 31, 2019, with maturities through 2027 [member] | RMB [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.20%	1.20%
Corporate bond - fixed bond rate at 2.97%-3.92% [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.97%	2.97%
Corporate bond - fixed bond rate at 2.97%-3.92% [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.92%	3.92%
Medium-term notes- fixed interest rate at 2.97%-3.38% [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.97%	2.97%
Medium-term notes- fixed interest rate at 2.97%-3.38% [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.38%	3.38%
Fixed interest rate at 3.32% per annum as at December 31, 2019, with maturities through 2020 [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.32%	3.32%